NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2020

Security Description	Maturity Date	Shares	Value (Note 1)
Common Stock (100.13%)

Communications (33.05%)
Internet (26.89%)
Alphabet Inc* - Class C		19,182	33,774,515
Alphabet Inc* - Class A		19,803	34,742,383
Amazon.com Inc* (a)		28,799	91,236,384
Baidu Inc*		20,316	2,823,721
Booking Holdings Inc*		3,004	6,093,464
CDW Corp/DE		10,557	1,377,583
eBay Inc		51,582	2,601,280
Expedia Group Inc		10,240	1,274,778
Facebook Inc* (a)		138,237	38,287,501
JD.com Inc*		67,318	5,745,591
MercadoLibre Inc*		3,652	5,672,761
Netflix Inc*		32,203	15,802,012
Pinduoduo Inc*		21,161	2,937,358
Trip.com Group Ltd*		38,853	1,305,072
VeriSign Inc*		8,627	1,731,611
			245,406,014
Media (3.39%)
Charter Communications Inc*		15,027	9,797,454
Comcast Corp		333,591	16,759,611
Fox Corp - Class A		26,337	759,559
Fox Corp - Class B		19,554	554,943
Liberty Global PLC* - Class A		13,520	304,470
Liberty Global PLC* - Class C		29,250	632,970
Sirius XM Holdings Inc		325,061	2,109,646
			30,918,653
Telecommunicatoins (2.78%)
Cisco Systems Inc		309,950	13,334,049
T-Mobile US Inc*		90,714	12,059,519
			25,393,568

Total Communications			301,718,235

Consumer, Cyclical (9.12%)
Copart Inc*		17,081	1,972,001
Costco Wholesale Corp		32,462	12,717,637
Dollar Tree Inc*		17,390	1,899,684
Fastenal Co		42,143	2,083,971
Lululemon Athletica Inc*		9,048	3,349,751
Marriott International Inc/MD		24,023	3,047,798
O'Reilly Automotive Inc*		5,432	2,403,335
PACCAR Inc		25,415	2,212,631
Ross Stores Inc		26,104	2,806,702
Starbucks Corp		85,762	8,406,391
Tesla Inc*		68,341	38,790,352
Ulta Beauty Inc*		4,130	1,137,402
Walgreens Boots Alliance Inc		63,554	2,415,688
Total Consumer, Cyclical			83,243,343

Consumer, Non-Cyclical (12.47%)
Alexion Pharmaceuticals Inc*		16,260	1,985,509
Align Technology Inc*		5,855	2,817,953
Amgen Inc		42,956	9,537,950
Automatic Data Processing Inc		31,571	5,489,565
BioMarin Pharmaceutical Inc*		13,199	1,038,761
Biogen Inc*		11,611	2,788,614
Cintas Corp		7,605	2,702,057
DexCom Inc*		7,022	2,244,793
Gilead Sciences Inc		91,952	5,578,728
IDEXX Laboratories Inc*		6,303	2,905,557
Illumina Inc*		10,801	3,478,894
Incyte Corp*		15,827	1,338,015
Intuitive Surgical Inc*		8,583	6,231,687
Keurig Dr Pepper Inc		103,208	3,142,684
Kraft Heinz Co/The		89,732	2,955,772
Moderna Inc*		28,542	4,359,505
Mondelez International Inc		104,758	6,018,347
Monster Beverage Corp*		38,680	3,279,290
PayPal Holdings Inc*		86,281	18,474,487
PepsiCo Inc		101,853	14,690,258
Regeneron Pharmaceuticals Inc*		7,667	3,956,402
Seagen Inc*		12,593	2,144,714
Verisk Analytics Inc		12,041	2,387,851
Vertex Pharmaceuticals Inc*		19,044	4,337,271
Total Consumer, Non-Cyclical			113,884,664

Industrial (0.55%)
CSX Corp		56,111	5,052,796
Total Industrial			5,052,796

Technology (44.33%)
Computers (13.30%)
Apple Inc (a)		983,335	117,066,032
Cognizant Technology Solutions Corp		40,235	3,143,561
Check Point Software Technologies Ltd*		10,496	1,235,169
			121,444,762
Semiconductors (12.96%)
Advanced Micro Devices Inc*		85,915	7,960,884
Analog Devices Inc		27,063	3,763,922
Applied Materials Inc		66,983	5,524,758
Broadcom Inc		29,147	11,704,852
Intel Corp		310,809	15,027,615
KLA Corp		11,594	2,921,340
Lam Research Corp		10,660	4,825,356
Maxim Integrated Products Inc		19,884	1,651,167
Microchip Technology Inc		18,515	2,488,231
Micron Technology Inc*		80,776	5,176,934

NVIDIA Corp		45,252	24,257,786
QUALCOMM Inc		82,578	12,153,004
Skyworks Solutions Inc		12,519	1,767,307
Texas Instruments Inc		67,371	10,863,574
Xilinx Inc		17,918	2,607,965
ASML Holding NV		5,442	2,382,127
NXP Semiconductors NV		20,540	3,253,947
			118,330,769
Software (18.06%)
Activision Blizzard Inc		56,056	4,455,331
Adobe Inc*		35,180	16,832,575
ANSYS Inc*		6,186	2,091,239
Autodesk Inc*		16,135	4,521,511
Cadence Design Systems Inc*		20,618	2,397,873
Cerner Corp		22,397	1,676,191
Citrix Systems Inc		8,987	1,113,669
DocuSign Inc*		13,443	3,063,391
Electronic Arts Inc		21,455	2,740,876
Fiserv Inc*		49,114	5,656,951
Intuit Inc		18,992	6,685,564
Microsoft Corp		435,113	93,144,640
NetEase Inc		26,800	2,421,916
Paychex Inc		26,302	2,450,031
Splunk Inc*		11,659	2,380,535
Synopsys Inc*		11,043	2,512,283
Take-Two Interactive Software Inc*		8,328	1,503,287
Workday Inc*		12,772	2,871,018
Zoom Video Communications Inc*		13,356	6,388,976
			164,907,857

Total Technology			404,683,388

Utilities (0.61%)
Exelon Corp		71,431	2,933,671
Xcel Energy Inc		38,530	2,595,381
Total Utilities			5,529,052

Total Common Stock (Cost $349,545,721)			914,111,478

United States Treasury Bills (0.76%)
0.08%, 01/14/21	01/14/2021	6,900,000	6,899,347
United States Treasury Bills (Cost $6,899,306)			6,899,347

Total Investments (Cost $356,445,028) (b) (100.89%)			921,010,825
Liabilities in Excess of Other Assets (-0.89%)			(8,104,108)
Net Assets (100.00%)			912,906,717

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $357,076,695.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	573,086,746
Unrealized depreciation	(8,520,949)
Net unrealized appreciation	564,565,797

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2020:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
93 / JUN 2020 / Long / CME	7,426,325	7,611,740	185,415